Principal Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	Over the shorter of lease term or estimated useful lives of the assets
Minimum | Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	3 years
Maximum | Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Estimated useful lives	5 years